Other income	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Other income

6. Other income

There is no other income recognized in the year ended June 30, 2025 and 2024. Other income of $0.1 million for the year ended June 30, 2023 mainly relating to COVID-19 grants and subsidies in Critical Power Services in Australia.